Quarterly Holdings Report
for
Fidelity® Value Factor ETF
October 31, 2023
T23-NPRT1-1223
1.9880059.107
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	225,008	3,465,123
Verizon Communications, Inc.	112,447	3,950,263
		7,415,386
Interactive Media & Services - 5.9%
Alphabet, Inc. Class A (a)	171,715	21,306,397
Meta Platforms, Inc. Class A (a)	37,163	11,196,097
		32,502,494
Media - 1.3%
Comcast Corp. Class A	97,783	4,037,460
Fox Corp. Class A	58,162	1,767,543
TEGNA, Inc.	105,873	1,536,217
		7,341,220
TOTAL COMMUNICATION SERVICES		47,259,100
CONSUMER DISCRETIONARY - 10.5%
Automobiles - 2.6%
Ford Motor Co.	240,200	2,341,950
General Motors Co.	85,166	2,401,681
Tesla, Inc. (a)	47,828	9,605,776
		14,349,407
Broadline Retail - 3.9%
Amazon.com, Inc. (a)	146,373	19,480,783
Macy's, Inc. (b)	154,443	1,881,116
		21,361,899
Diversified Consumer Services - 0.5%
H&R Block, Inc. (b)	72,490	2,975,715
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (a)	1,377	3,841,224
Expedia, Inc. (a)	26,468	2,522,136
McDonald's Corp.	18,725	4,909,133
		11,272,493
Household Durables - 0.4%
Taylor Morrison Home Corp. (a)	52,218	2,000,994
Specialty Retail - 1.1%
The Home Depot, Inc.	21,791	6,203,680
TOTAL CONSUMER DISCRETIONARY		58,164,188
CONSUMER STAPLES - 6.5%
Beverages - 0.9%
The Coca-Cola Co.	86,967	4,912,766
Consumer Staples Distribution & Retail - 1.3%
Kroger Co.	48,394	2,195,636
Walmart, Inc.	32,175	5,257,717
		7,453,353
Food Products - 0.8%
Archer Daniels Midland Co.	30,495	2,182,527
Bunge Ltd.	19,019	2,015,634
		4,198,161
Household Products - 2.2%
Colgate-Palmolive Co.	37,057	2,783,722
Kimberly-Clark Corp.	19,820	2,371,265
Procter & Gamble Co.	46,000	6,901,380
		12,056,367
Personal Care Products - 0.1%
Kenvue, Inc.	36,887	686,098
Tobacco - 1.2%
Altria Group, Inc.	69,080	2,774,944
Philip Morris International, Inc.	42,005	3,745,166
		6,520,110
TOTAL CONSUMER STAPLES		35,826,855
ENERGY - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	32,031	4,667,878
Chord Energy Corp.	7,856	1,298,754
ConocoPhillips Co.	27,174	3,228,271
Exxon Mobil Corp.	68,418	7,242,045
Marathon Oil Corp.	52,842	1,443,115
Marathon Petroleum Corp.	14,397	2,177,546
PBF Energy, Inc. Class A	26,544	1,261,636
Phillips 66 Co.	16,838	1,920,711
Valero Energy Corp.	14,204	1,803,908
		25,043,864
FINANCIALS - 12.6%
Banks - 4.7%
Bank of America Corp.	207,699	5,470,792
Citigroup, Inc.	101,617	4,012,855
JPMorgan Chase & Co.	63,602	8,844,494
Wells Fargo & Co.	129,173	5,137,210
Western Alliance Bancorp.	66,974	2,752,631
		26,217,982
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	14,408	4,374,413
State Street Corp.	51,481	3,327,217
		7,701,630
Consumer Finance - 2.3%
Ally Financial, Inc.	123,377	2,984,490
Capital One Financial Corp.	35,651	3,611,090
Discover Financial Services	36,862	3,025,633
Synchrony Financial	105,520	2,959,836
		12,581,049
Financial Services - 2.1%
Berkshire Hathaway, Inc. Class B (a)	35,142	11,995,019
Insurance - 2.1%
American International Group, Inc.	66,110	4,053,204
MetLife, Inc.	62,120	3,727,821
Prudential Financial, Inc.	40,442	3,698,016
		11,479,041
TOTAL FINANCIALS		69,974,721
HEALTH CARE - 13.1%
Biotechnology - 1.4%
AbbVie, Inc.	54,230	7,656,191
Health Care Providers & Services - 6.0%
Centene Corp. (a)	73,270	5,054,165
CVS Health Corp.	76,487	5,278,368
Elevance Health, Inc.	12,625	5,682,386
Humana, Inc.	10,658	5,581,488
UnitedHealth Group, Inc.	21,877	11,716,446
		33,312,853
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	100,629	5,185,412
Johnson & Johnson	57,910	8,590,369
Merck & Co., Inc.	77,168	7,925,154
Pfizer, Inc.	204,222	6,241,024
Royalty Pharma PLC	146,665	3,940,889
		31,882,848
TOTAL HEALTH CARE		72,851,892
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	9,268	4,213,604
Air Freight & Logistics - 1.2%
FedEx Corp.	13,580	3,260,558
United Parcel Service, Inc. Class B	25,282	3,571,083
		6,831,641
Building Products - 1.3%
Builders FirstSource, Inc. (a)	20,548	2,229,869
Owens Corning	20,592	2,334,515
UFP Industries, Inc.	27,541	2,621,077
		7,185,461
Electrical Equipment - 0.4%
Atkore, Inc. (a)	18,088	2,247,977
Industrial Conglomerates - 0.8%
General Electric Co.	39,669	4,309,243
Machinery - 2.4%
Caterpillar, Inc.	16,990	3,840,590
Deere & Co.	10,242	3,742,017
Mueller Industries, Inc.	70,549	2,660,403
PACCAR, Inc.	39,364	3,248,711
		13,491,721
Passenger Airlines - 0.4%
United Airlines Holdings, Inc. (a)	56,592	1,981,286
Professional Services - 0.9%
Manpower, Inc.	35,097	2,455,737
Robert Half, Inc.	37,293	2,788,398
		5,244,135
Trading Companies & Distributors - 0.4%
Boise Cascade Co.	25,185	2,361,094
TOTAL INDUSTRIALS		47,866,162
INFORMATION TECHNOLOGY - 27.7%
Communications Equipment - 1.4%
Cisco Systems, Inc.	149,611	7,799,221
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc. (a)	38,689	4,387,719
IT Services - 4.3%
Accenture PLC Class A	24,289	7,216,019
Cognizant Technology Solutions Corp. Class A	75,915	4,894,240
DXC Technology Co. (a)	256,566	5,174,936
IBM Corp.	46,482	6,723,156
		24,008,351
Semiconductors & Semiconductor Equipment - 3.6%
Broadcom, Inc.	11,430	9,616,859
Qualcomm, Inc.	56,694	6,179,079
Skyworks Solutions, Inc.	46,631	4,044,773
		19,840,711
Software - 9.5%
Microsoft Corp.	121,161	40,965,744
Salesforce, Inc. (a)	36,448	7,319,852
Zoom Video Communications, Inc. Class A (a)	72,382	4,341,472
		52,627,068
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	236,778	40,434,579
Hewlett Packard Enterprise Co.	297,877	4,581,348
		45,015,927
TOTAL INFORMATION TECHNOLOGY		153,678,997
MATERIALS - 2.7%
Chemicals - 1.6%
Albemarle Corp.	6,467	819,886
CF Industries Holdings, Inc.	14,537	1,159,762
Dow, Inc.	27,498	1,329,253
Linde PLC	9,509	3,633,959
LyondellBasell Industries NV Class A	13,524	1,220,406
The Mosaic Co.	28,130	913,662
		9,076,928
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc. (a)	64,623	1,084,374
Commercial Metals Co.	18,381	777,332
Nucor Corp.	9,149	1,352,131
Steel Dynamics, Inc.	11,347	1,208,569
United States Steel Corp. (b)	42,574	1,442,833
		5,865,239
TOTAL MATERIALS		14,942,167
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	10,164	946,573
Boston Properties, Inc.	16,466	882,084
Host Hotels & Resorts, Inc.	67,758	1,048,894
Kilroy Realty Corp.	28,248	807,328
Kimco Realty Corp.	57,088	1,024,159
Medical Properties Trust, Inc. (b)	106,707	510,059
Prologis (REIT), Inc.	21,029	2,118,672
Public Storage	5,637	1,345,608
Realty Income Corp.	26,085	1,235,907
Simon Property Group, Inc.	12,857	1,412,856
VICI Properties, Inc.	45,531	1,270,315
WP Carey, Inc.	17,550	941,558
		13,544,013
UTILITIES - 2.5%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	22,128	1,671,549
NextEra Energy, Inc.	46,212	2,694,160
PG&E Corp. (a)	93,069	1,517,025
PPL Corp.	56,021	1,376,436
		7,259,170
Gas Utilities - 0.3%
National Fuel Gas Co.	23,982	1,221,883
Multi-Utilities - 0.9%
Consolidated Edison, Inc.	18,359	1,611,737
Public Service Enterprise Group, Inc.	26,923	1,659,803
Sempra	25,898	1,813,637
		5,085,177
TOTAL UTILITIES		13,566,230
TOTAL COMMON STOCKS (Cost $559,399,259)		552,718,189

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	1,077,948	1,078,163
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	4,059,244	4,059,650
TOTAL MONEY MARKET FUNDS (Cost $5,137,813)		5,137,813

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $564,537,072)	557,856,002
NET OTHER ASSETS (LIABILITIES) - (0.6)% (e)	(3,549,319)
NET ASSETS - 100.0%	554,306,683

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	71	Dec 2023	1,495,349	(63,457)	(63,457)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $79,520 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,107,830	8,130,505	8,160,172	13,575	-	-	1,078,163	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	4,344,675	16,471,006	16,756,031	7,191	-	-	4,059,650	0.0%
Total	5,452,505	24,601,511	24,916,203	20,766	-	-	5,137,813

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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